Fair Value Measurements - Schedule of Liabilities Measured at Fair Value (Details) - Significant unobservable inputs (Level 3) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of cash settled equity awards	$ 5
Change in fair value of warrant and cash settled award liabilities	33
Ending balance	$ 38